Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of provision for income taxes
Income taxes consist of the following:

	Year Ended December 31,
(In US$ millions)	2017	2016	2015
Current tax expense:
United Kingdom	$(4.5)	$(1.6)	$—
Foreign	40.4	110.2	72.6
Total current tax expense	35.9	108.6	72.6
Deferred tax (benefit) expense:
United Kingdom	—	—	—
Foreign	4.4	(22.1)	28.0
Total income tax expense	$40.3	$86.5	$100.6

Effective income tax rate reconciliation
The Company's effective income tax rate for each of the years ended on December 31, 2017, 2016 and 2015 differs from the U.K. statutory income tax rate as follows:

	2017	2016	2015
U.K. statutory income tax rate	19.3%	20.0%	20.3%
Non-U.K. taxes	(4.7)%	(6.3)%	(3.2)%
Effective income tax rate	14.6%	13.7%	17.1%

Net deferred tax assets
The net deferred tax assets consist of the following:

(In US$ millions)	2017	2016
Provisions	$0.5	$7.6
Net operating losses carry forward	33.3	23.3
Other	5.0	6.4
Gross deferred tax assets	38.8	37.3
Valuation allowance related to NOL	(28.9)	(22.6)
Deferred tax asset, net of valuation allowance	$9.9	$14.7
The net deferred tax liabilities consist of the following:

(In US$ millions)	2017	2016
Property, plant and equipment	$0.4	$0.6
Unremitted earnings of subsidiaries	1.5	1.5
Gross deferred tax liabilities	1.9	2.1

Net deferred tax asset / (liability)	8.0	12.6

Unrecognized tax benefits schedule
The changes to the Company's liabilities related to uncertain tax positions were as follows:

(In US$ millions)	2017	2016
Balance beginning of year	$40.0	$9.0
Increases as a result of positions taken in prior years	—	42.0
Increases as a result of positions taken during the current year	3.7	31.9
Decreases as a result of positions taken in prior years	—	(34.2)
Decreases as a result of positions taken in the current year	—	(8.7)
Uncertain tax position	$43.7	$40.0

Tax examinations
The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
United States	2014
Angola	2015
Nigeria	2012
Ghana	2013